Employee Benefit Plans - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	$ 7,474	$ 7,003
Actual return on plan assets	(79)	180
Employer contributions	609	1,003
Actuarial gain/(loss)	0	(77)
Benefits paid	0	(1,512)
Settlement	(1,467)	0
Other adjustments	174	0
Currency translation	(320)	877
Fair value of plan assets at the end of the year	$ 6,391	$ 7,474